Equipment Held For Sale	12 Months Ended
Dec. 31, 2024
Equipment Held For Sale [Abstract]
EQUIPMENT HELD FOR SALE

NOTE 6 - EQUIPMENT HELD FOR SALE

The Company measures long-lived assets to be disposed of by sale at the lower of carrying amount or fair value, less associated costs to sell these assets. The assets held for sale is no longer subject to depreciation as they are not used in operations. As of December 31, 2024, the Company committed to a plan to sell certain laboratory equipment that was used to research and development as equipment held for sale, which was included in “Other non-current assets” on the accompanying consolidated balance sheets. The Company evaluated equipment for impairment at December 31, 2024. The Company compared the estimated fair value of the equipment to its carrying value with impairment indicators and recorded an impairment charge for the excess of carrying value over fair value. For the year ended December 31, 2024, the Company incurred an impairment charge in operations of $111,033 on laboratory equipment. Although the Company is actively seeking and negotiating with potential buyers, the Company can give no assurances that the sale process will be successful and, if it were successful, there are no assurances as to the amount or timing of any potential proceeds.